INCOME TAXES INCOME TAXES - Narrative (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Contingency [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent									21.00%	21.00%	21.00%	35.00%
Tax Cuts and Jobs Act, Change in Tax Rate, Deferred Tax Liability, Income Tax Benefit											$ 118
Tax Cuts and Jobs Act, Transition Tax for Accumulated Foreign Earnings, Income Tax Expense										$ 65	59
Tax Cuts and Jobs Act of 2017, Incomplete Accounting, Indirect Impact on Inventory, Provisional Income Tax Expense											54
Goodwill impairment charges	$ 0	$ 183	$ 2,498	$ 533	$ 0	$ 0	$ 242	$ 0	$ 3,214	$ 242	0
Undistributed Earnings of Foreign Subsidiaries	$ 7,993								7,993
Non-core
Income Tax Contingency [Line Items]
Goodwill impairment charges									247
Geographic Distribution, Domestic [Member]
Income Tax Contingency [Line Items]
Goodwill impairment charges									2,381
Business Combination, Fair Value Step-Up Of Acquired Inventory, Amount recognized in Cost of Sales											$ 8
Geographic Distribution, Foreign [Member]
Income Tax Contingency [Line Items]
Goodwill impairment charges									$ 1,080